Share-Based Compensation - Additional Information (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 01, 2022	Mar. 01, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based combensation expense			$ 0	$ 133,437	$ 30,509	$ 298,444	$ 275,418	$ 560,060
Unvested stock-based compensation arrangements							$ 30,000.00
Unvested stock-based compensation arrangements weighted average period of recognition							25 days
Shares, Granted					0		0
Stock options			1,363,108		1,363,108		1,698,754	1,750,967	335,646
General And Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based combensation expense			$ 0	$ 35,052	$ 11,482	97,571	$ 179,480	$ 179,429
Employee Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of stock option	10 years						7 years
Grants vest percentage							100.00%
Employee Stock Options [Member] | General And Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based combensation expense						$ 16,782	$ 16,782
Long Term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares, Granted	4,150,470
2022 Long Term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares, Granted							2,994,226
Shares, exchanged of stock options in spin-off		1,762,667